Trade and other current receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Summary of Trade and Other Current Receivables

	€ million	€ million
Trade and other current receivables	2022	2021
Due within one year
Trade receivables	4,544	3,582
Prepayments and accrued income	969	492
Other receivables	1,543	1,348
	7,056	5,422

Summary of Ageing of Trade Receivables

	€ million	€ million
Ageing of trade receivables	2022	2021
Not overdue	3,919	3,070
Past due less than three months	498	470
Past due more than three months but less than six months	96	75
Past due more than six months but less than one year	69	44
Past due more than one year	150	124
Total trade receivables	4,732	3,783
Impairment provision for trade receivables	(188)	(201)
	4,544	3,582

Summary of Impairment Provision for Trade and Other Receivables

	€ million	€ million
Impairment provision for total trade and other receivables	2022	2021
1 January	286	276
Charge to income statement	27	35
Reduction/releases	(44)	(31)
Reclassifications	4	(3)
Currency translations	5	9
31 December	278	286